Subsequent Events (Details Narrative) - Subsequent Event [Member] - Exchange Agreement [Member] - Western Grade, LLC [Member]	Aug. 25, 2016 shares
Minority onwership percentage owned after the acquisition	42.00%
Number of shares issued upon acquisition	420,000,000